Note 16 - Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of the components of income tax [text block]
Tax recognised in profit or loss	2024	2023	2022	2021	2020	2019

Current tax	15,310	7,642	9,932	9,051	9,492	7,311
Income tax - current year	14,382	4,821	8,707	8,769	8,969	6,802
Income tax - change in tax estimate	–	1,944	(46)	(168)	(54)	29
Withholding tax - current year	928	867	1,271	450	577	480
Acquisition of Bilboes Gold tax liability	–	10	–	–	–	–

Deferred tax expense	2,179	5,168	*4,427	*4,753	*3,039	*3,616
Origination and reversal of temporary differences	2,179	5,168	*4,427	*4,753	*3,039	*3,616

Tax expense – recognised in profit or loss	17,489	12,810	*14,359	*13,804	*12,531	*10,927

Tax recognised in other comprehensive income
Income tax - current year	–	–	–	–	–	–

Tax expense	17,489	12,810	*14,359	*13,804	*12,531	*10,927

Disclosure of unrecognized deferred tax assets [text block]
Unrecognised deferred tax assets	2024	2023	2022	2021	2020	2019

Bilboes Holdings (Private) Limited	4,428	*4,447	–	–	–	–
Caledonia Holdings Zimbabwe (Private) Limited – mining	2,942	2,942	–	–	–	–
Caledonia Holdings Zimbabwe (Private) Limited - services	3,438	1,805	1,805	1,800	593	421
Blanket Employee Trust Services (Private) Limited	330	260	227	–	–	–
Caledonia Mining Services (Private) Limited	–	–	69	–	–	–
Greenstone Management Services (Pty) Ltd (UK)@	359	144	176	516	376	276
Tax losses carried forward	11,497	9,598	2,277	2,316	969	697

Disclosure of income taxes paid [text block]
Tax paid	2024	2023	2022	2021	2020	2019

Net income tax receivable/ (payable) at January 1	1,110	(1,284)	(1,461)	(419)	(163)	(1,538)
Current tax expense	(15,310)	(7,642)	(9,932)	(9,051)	(9,492)	(7,310)
Acquisition of Bilboes Gold tax liability	–	(10)	–	–	–	–
VAT allocated against income tax	1,112	–	–	–	–	–
Foreign currency movement	(160)	840	3,243	583	2,580	3,168
Tax paid	10,645	9,206	6,866	7,426	6,656	5,517
Net income tax (payable)/ receivable at December 31	(2,603)	1,110	(1,284)	(1,461)	(419)	(163)

Disclosure of income tax reconciliation [text block]
Reconciliation of tax rate	2024	(3)2023	(3)2022	(3)2021	(3)2020	(3)2019
Profit (loss) for the year	23,054	(4,840)	15,189	21,980	23,044	25,683
Total tax expense	17,489	12,810	14,359	13,804	12,531	10,927
Profit before tax	40,543	7,970	29,548	35,784	35,575	36,610

Income tax at Company's domestic tax rate (1)	–	–	–	–	–	–
Tax rate differences in foreign jurisdictions (2)	13,626	5,808	12,600	11,847	12,405	16,232
Effect of income tax calculated in RTGS$ as required by PN26	–	–	713	590	2,004	(8,526)
Management fee – withholding tax on deemed dividend portion	313	398	247	342	209	224
Management fee – non-deductible deemed dividend	615	675	735	611	570	652
Management fee – withholding tax - current year	139	169	174	148	123	129
Withholding tax on intercompany dividends	476	300	850	–	245	128
Non-deductible expenditure
- Royalty expenses	–	–	–	–	–	933
- Donations	289	318	269	311	107	18
- Other non-deductible expenditure and income	(257)	37	1,613	(170)	177	21
Unrealised foreign exchange gains (loss)	245	(642)	(3,733)	(1,053)	(2,642)	637
Credit export incentive income exemption	–	–	–	–	(598)	(124)
Change in income tax rate	–	–	–	–	(287)	–
Change in tax estimates
- Zimbabwean income tax	–	1,891	–	(166)	–	29
- South African income tax	–	53	(46)	(2)	(54)	63
Change in unrecognised tax losses	2,043	3,803	937	1,346	272	511
Tax expense - recognised in profit or loss	17,489	12,810	14,359	13,804	12,531	10,927

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Assets		Liabilities		Net
	2024	(2)2023	2024	(2)2023	2024	(2)2023
Property, plant and equipment	–	–	(49,037)	(46,570)	(49,037)	(46,570)
Exploration and evaluation assets	–	–	(159)	(146)	(159)	(146)
Inventories – obsolete stock	418	365	–	–	418	365
Prepayments	–	–	(9)	(9)	(9)	(9)
Trade and other payables	296	91	–	–	296	91
Provisions	295	233	–	–	295	233
Other	42	66	–	–	42	66
Tax assets/ (liabilities)	1,051	755	(49,205)	(46,725)	(48,154)	(45,970)
					(1)	(1)
	Assets		Liabilities		Net
	(2)2022	(2)2021	(2)2022	(2)2021	(2)2022	(2)2021
Property, plant and equipment	–	–	(41,810)	(37,265)	(41,810)	(37,265)
Exploration and evaluation assets	–	–	(2)	(47)	(2)	(47)
Inventories – obsolete stock	64	2	–	–	64	2
Prepayments	–	–	(5)	(10)	(5)	(10)
Unrealised foreign exchange	733	498	–	–	733	498
Trade and other payables	712	1,106	–	–	712	1,106
Provisions	–	–	(383)	(217)	(383)	(217)
Tax assets/ (liabilities)	1,509	1,606	(42,200)	(37,539)	(40,691)	(35,933)
	Assets		Liabilities		Net
	(2)2020	(2)2019	(2)2020	(2)2019	(2)2020	(2)2019
Property, plant and equipment	–	–	(32,161)	(28,698)	(32,161)	(28,698)
Exploration and evaluation assets	–	–	(29)	(78)	(29)	(78)
Inventories – obsolete stock	12	21	–	–	12	21
Prepayments	–	–	(3)	(4)	(3)	(4)
Unrealised foreign exchange	529	309	–	–	529	309
Trade and other payables	751	842	–	–	751	842
Cash-settled share-based payments	8	5	–	–	8	5
Provisions	–	–	(200)	(181)	(200)	(181)
Other	15	–	–	–	15	–
Tax assets/ (liabilities)	1,315	1,177	(32,393)	(28,961)	(31,078)	(27,784)

Disclosure of movement in recognized in deferred tax assets and liabilities [text block]
	Balance January 1, 2024	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2024
Property, plant and equipment	(46,570)	(2,468)	1	(49,037)
Exploration and evaluation assets	(146)	(13)	–	(159)
Inventories – obsolete stock	365	53	–	418
Prepayments	(9)	–	–	(9)
Trade and other payables	91	211	(6)	296
Provisions	233	62	–	295
Other	66	(24)	–	42
Tax (liabilities)/ assets	(45,970)	(2,179)	(5)	(48,154)
	*Balance January 1, 2023	*Recognised in profit or loss	*Foreign exchange movement	*Balance December 31, 2023
Property, plant and equipment	(41,810)	(5,332)	572	(46,570)
Exploration and evaluation assets	(2)	–	(144)	(146)
Inventories - obsolete stock	64	49	252	365
Prepayments	(5)	(5)	1	(9)
Unrealised foreign exchange	733	–	(733)	–
Trade and other payables	712	(44)	(577)	91
Provisions	(383)	98	518	233
Other	–	66	–	66
Tax (liabilities)/ assets	(40,691)	(5,168)	(111)	(45,970)
	Balance January 1, 2022	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2022
Property, plant and equipment	(37,265)	(4,221)	(324)	(41,810)
Exploration and evaluation assets	(47)	45	–	(2)
Inventories – obsolete stock	2	54	8	64
Prepayments	(10)	4	1	(5)
Unrealised foreign exchange	498	235	–	733
Trade and other payables	1,106	(378)	(16)	712
Provisions	(217)	(166)	–	(383)
Tax (liabilities)/ assets	(35,933)	(4,427)	(331)	(40,691)
	*Balance January 1, 2021	*Recognised in profit or loss	*Foreign exchange movement	*Balance December 31, 2021
Property, plant and equipment	(32,161)	(5,018)	(86)	(37,265)
Exploration and evaluation assets	(29)	(18)	–	(47)
Inventories - obsolete stock	12	(9)	(1)	2
Prepayments	(3)	(8)	1	(10)
Unrealised foreign exchange	529	(31)	–	498
Trade and other payables	751	381	(26)	1,106
Cash-settled share-based payments	8	(8)	–	–
Provisions	(200)	(17)	–	(217)
Other	15	(15)	–	–
Tax (liabilities)/ assets	(31,078)	(4,743)	(112)	(35,933)
	*Balance January 1, 2020	*Recognised in profit or loss	*Foreign exchange movement	*Balance December 31, 2020
Property, plant and equipment	(28,698)	(3,141)	(322)	(32,161)
Exploration and evaluation assets	(78)	(21)	70	(29)
Inventories - obsolete stock	21	3	(12)	12
Prepayments	(4)	–	1	(3)
Unrealised foreign exchange	309	220	–	529
Trade and other payables	842	(87)	(4)	751
Cash-settled share-based payments	5	3	–	8
Provisions	(181)	(19)	–	(200)
Other	–	13	2	15
Tax (liabilities)/ assets	(27,784)	(3,029)	(265)	(31,078)
	*Balance January 1, 2019	*Recognised in profit or loss	*Foreign exchange movement	*Balance December 31, 2019
Property, plant and equipment	(24,930)	(3,296)	(472)	(28,698)
Exploration and evaluation assets	–	(78)	–	(78)
Inventories - obsolete stock	258	(210)	(27)	21
Prepayments	(3)	–	(1)	(4)
Unrealised foreign exchange	34	275	–	309
Trade and other payables	486	350	6	842
Cash-settled share-based payments	13	(9)	1	5
Provisions	852	(1,034)	1	(181)
Other	60	(57)	(3)	–
Tax (liabilities)/ assets	(23,230)	(4,059)	(495)	(27,784)